Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

(In thousands)	December 31, 2020	December 31, 2021
Hardware devices (note)	4,830	1,595
Others	324	238
Less: Impairment	(3,428)	(470)
Total	1,726	1,363

Note:

Hardware devices mainly include OneThing Cloud and hard disks. OneThing Cloud is a hardware, which can act as a micro server between users and Xunlei, which enables users to share their idle uplink capacity with Xunlei.